Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 5,838	$ 5,131	$ 4,242
Service cost	275	568	1,572
Interest cost	91	126	336
Actuarial loss (gain)	72	146	(665)
Benefits paid	(450)	(133)	(354)
Disposal of Subsidiary	(4,072)
Projected benefit obligation at end of year	1,754	5,838	5,131
Change in plan assets
Fair value of plan assets at beginning of year	5,410	5,114	3,902
Actual return on plan assets	98	63	81
Employer contributions	85	331	1,358
Benefits paid	(448)	(98)	(227)
Disposal Of Subsidiary	(3,658)
Fair value of plan assets at end of year	1,487	5,410	5,114
Funded status recognized as an other liabilities	$ (267)	$ (428)	$ (17)